Jan. 11, 2022

Supplement dated January 11, 2022 to the Prospectus dated December 3, 2021 for the following series of the Trust

(each, a “Fund,” and collectively, the “Funds”):

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jan/Jul

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jan/Jul

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jan

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jan

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Jan

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Jan

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Jan

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jan (I)

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jan (I)

The below tables replace the corresponding tables included in the “Fund Summaries” section of the prospectus for each Fund:

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jan/Jul
1.	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jan/Jul

Share Class	Par Up Rate* (As of January 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	71.43%	71.08%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period, which is then reduced by the Fund’s total net expenses.

Share Class	Buffer (As of January 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.51%

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jan/Jul
2.	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jan/Jul

Share Class	Par Up Rate* (As of January 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	66.67%	66.34%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period, which is then reduced by the Fund’s total net expenses.

Share Class	Par Down Rate* (As of January 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	50%	49.75%

*	The performance of the Fund’s downside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Down Rate by the negative returns of the S&P 500 Index for the Outcome Period, which is then reduced by the Fund’s total net expenses.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jan
3.	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jan

Share Class	Spread (As of January 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	1.83%	2.82%

Share Class	Buffer (As of January 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.01%

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jan
4.	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jan

Share Class	Par Up Rate* (As of January 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	52.38%	51.86%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period, which is then reduced by the Fund’s total net expenses.

Share Class	Floor (As of January 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	10.89%

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jan
5.	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Jan

Share Class	Cumulative Index Cap* (As of January 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	11.34%	10.24%

*	The Cumulative Index Cap represents the aggregation of the S&P 500 Index Cap and the Secondary Index Cap, with each comprising 50% of the amount specified.

Share Class	Buffer (As of January 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.01%

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jan
6.	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Jan

Share Class	Cumulative Index Cap* (As of January 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	11.88%	10.78%

*	The Cumulative Index Cap represents the aggregation of the S&P 500 Index Cap and the Secondary Index Cap, with each comprising 50% of the amount specified.

Share Class	Buffer (As of January 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.01%

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jan
7.	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Jan

	Cumulative Index Cap* (As of January 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	12.46%	11.35%

*	The Cumulative Index Cap represents the aggregation of the S&P 500 Index Cap and the Secondary Index Cap, with each comprising 50% of the amount specified.

Share Class	Buffer (As of January 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.01%

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jan (I)
8.	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jan (I)

Share Class	Par Up Rate* (As of January 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	109.52%	103.20%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period, which is then reduced by the Fund’s total net expenses.

Share Class	Buffer (As of January 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	20%	14.23%

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jan (I)
9.	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jan (I)

Share Class	Par Up Rate* (As of January 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	100%	94.23%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period, which is then reduced by the Fund’s total net expenses.

Share Class	Par Down Rate* (As of January 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	50%	47.12%

*	The performance of the Fund’s downside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Down Rate by the negative returns of the S&P 500 Index for the Outcome Period, which is then reduced by the Fund’s total net expenses.